ACQUISITIONS - Assets acquired and liabilities assumed according to their estimated fair values (Details) - USD ($)		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Sep. 27, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 02, 2020	Jan. 17, 2020	May 31, 2019
Business Acquisition [Line Items]
Goodwill		$ 437,376,000		$ 437,376,000		$ 400,160,000	$ 400,160,000	$ 3,732,000	$ 0
Weighted- Average Amortization Period (Years)							12 months
Loss from operations		$ (24,796,000)	$ (21,314,000)	$ (52,464,000)	$ (59,792,000)		$ (62,966,000)	(78,128,000)	$ (52,481,000)
Delta Private Jets LLC
Business Acquisition [Line Items]
Current assets											$ 147,440,000
Property and equipment											6,729,000
Intangible assets											150,000,000
Goodwill											341,671,000
Other assets											17,608,000
Total assets acquired											663,448,000
Total liabilities assumed											(236,441,000)
Net assets acquired											427,007,000
Cash											136,000,000.0
Receivables										$ 18,200,000	$ 3,300,000
Total acquired intangible assets							$ 150,000,000
Weighted- Average Amortization Period (Years)							10 years
Total acquired intangible liabilities							$ 20,000,000
Total acquired intangible liabilities, Weighted Average Amortization Period (Years)							10 years
Revenue						136,400,000
Loss from operations						16,600,000
Income related to CARES Act grant						13,300,000
Gama Aviation LLC
Business Acquisition [Line Items]
Current assets										50,316,000
Property and equipment										696,000
Intangible assets										13,000,000
Goodwill										54,757,000
Other assets										5,866,000
Total assets acquired										124,635,000
Total liabilities assumed										(50,705,000)
Net assets acquired										73,930,000
Cash										4,700,000
Receivables										$ 43,300,000
Total acquired intangible assets							$ 13,000,000
Weighted- Average Amortization Period (Years)							8 years 2 months 12 days
Revenue							$ 122,100,000
Loss from operations							39,800,000
Income related to CARES Act grant							36,100,000
Travel Management Company, LLC
Business Acquisition [Line Items]
Current assets												$ 3,468,000
Property and equipment												27,198,000
Intangible assets												2,100,000
Goodwill												3,732,000
Other assets												3,774,000
Total assets acquired												40,272,000
Total liabilities assumed												(10,492,000)
Net assets acquired												29,780,000
Cash												1,500,000
Receivables												$ 800,000
Total acquired intangible assets								$ 2,100,000
Weighted- Average Amortization Period (Years)								11 years 1 month 6 days
Revenue								$ 30,400,000
Loss from operations								4,900,000
Avianis Systems LLC
Business Acquisition [Line Items]
Goodwill						$ 0	0
Status | Delta Private Jets LLC
Business Acquisition [Line Items]
Total acquired intangible assets							$ 80,000,000
Weighted- Average Amortization Period (Years)							10 years
Customer relationships | Delta Private Jets LLC
Business Acquisition [Line Items]
Total acquired intangible assets							$ 60,000,000
Weighted- Average Amortization Period (Years)							10 years
Customer relationships | Gama Aviation LLC
Business Acquisition [Line Items]
Total acquired intangible assets							$ 10,000,000
Weighted- Average Amortization Period (Years)							10 years
Non-competion agreement | Travel Management Company, LLC
Business Acquisition [Line Items]
Total acquired intangible assets								$ 100,000
Weighted- Average Amortization Period (Years)								1 year
Trade name | Delta Private Jets LLC
Business Acquisition [Line Items]
Total acquired intangible assets							$ 10,000,000
Weighted- Average Amortization Period (Years)							10 years
Trade name | Gama Aviation LLC
Business Acquisition [Line Items]
Total acquired intangible assets							$ 3,000,000
Weighted- Average Amortization Period (Years)							2 years
Trade name | Travel Management Company, LLC
Business Acquisition [Line Items]
Total acquired intangible assets								$ 900,000
Weighted- Average Amortization Period (Years)								5 years
Developed technology
Business Acquisition [Line Items]
Weighted- Average Amortization Period (Years)	7 years
Developed technology | Travel Management Company, LLC
Business Acquisition [Line Items]
Total acquired intangible assets								$ 500,000
Weighted- Average Amortization Period (Years)								5 years
Leasehold interest - favorable | Travel Management Company, LLC
Business Acquisition [Line Items]
Total acquired intangible assets								$ 600,000
Weighted- Average Amortization Period (Years)								27 years